FINANCIAL INSTRUMENTS - SCHEDULE OF OFFSETTING DERIVATIVE ASSETS AND LIABILITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Total asset derivatives
Gross amounts presented in the consolidated balance sheet	$ 6,461	$ 8,194
Gross amounts not offset in the consolidated balance sheet subject to netting agreements	(4,047)	(4,194)
Net amount	2,414	4,000
Total liability derivatives
Gross amounts presented in the consolidated balance sheet	7,564	6,143
Gross amounts not offset in the consolidated balance sheet subject to netting agreements	(4,047)	(4,194)
Net amount	3,517	$ 1,949
Cash collateral posted at end of period	$ 4,400